Expense Example, No Redemption	Oct. 28, 2026 USD ($)
New Covenant Equity Fund | New Covenant Equity Fund | New Covenant Equity Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	1,201
New Covenant Income Fund | New Covenant Income Fund | New Covenant Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	1,190
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	1,143
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	$ 1,155